Operating Expenses (Tables)	9 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Summary of Cost of Sales

	Cost of sales
	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023*	2024	2023*
Depreciation & amortization	(4,806)	(3,635)	(13,865)	(10,673)
Personnel costs	(45,896)	(38,876)	(134,169)	(112,437)
Cost of materials	(155,068)	(119,378)	(336,416)	(259,997)
Maintenance costs	(6,144)	(4,560)	(18,296)	(10,129)
Logistic expenses	(1,540)	(733)	(3,961)	(2,689)
IT & Consulting	(8,963)	(8,707)	(25,469)	(23,315)
Other	(6,416)	(5,240)	(24,797)	(17,292)
Cost of sales	(228,833)	(181,129)	(556,973)	(436,532)

Summary of Selling and Distribution Expenses

	Selling and distribution expenses
	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023*	2024	2023*
Depreciation & amortization	(15,557)	(17,110)	(45,450)	(42,742)
Personnel costs	(25,055)	(22,316)	(71,762)	(60,251)
Marketing and selling expenses	(49,862)	(43,595)	(109,301)	(88,783)
Logistic expenses	(48,876)	(42,726)	(114,594)	(86,238)
IT & Consulting	(5,968)	(9,015)	(20,298)	(20,541)
Other	(3,867)	(1,892)	(4,419)	(10,966)
Selling and distribution expenses	(149,185)	(136,654)	(365,824)	(309,521)

Summary of General Administration Expenses

	General administration expenses
	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros)	2024	2023	2024	2023
Depreciation & amortization	(4,446)	(487)	(12,878)	(8,391)
Personnel costs	(18,064)	(26,796)	(50,961)	(57,103)
Insurance	(1,659)	(721)	(4,509)	(2,192)
IT & Consulting	(2,607)	(122)	(3,035)	(10,065)
Other	(601)	(4,186)	(10,371)	(9,085)
General administration expenses	(27,377)	(32,312)	(81,754)	(86,836)

*some FY2023 figures have been reclassified to be consistent with the FY2024 presentation.